SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2024		Sep. 30, 2023		Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Subtotal	$ 23,850,666		$ 23,622,010		$ 23,310,525
Less: accumulated depreciation	(3,237,455)		(2,557,967)		(1,686,088)
Property, plant and equipment, net	20,613,211		21,064,043		21,624,437
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	11,895,195		11,621,665		967,530
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	6,254,915		6,207,931		1,866,760
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	59,817		210,201		201,537
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 5,640,738	[1]	$ 5,582,213	[1],[2]	$ 20,274,698	[2]

[1]	Construction-in-progress (“CIP”) represents direct costs of construction incurred for the Company’s manufacturing facilities. On August 16, 2017, the Company’s subsidiary, Xi’an App-Chem Bio (Tech) Co.,Ltd. started to construct a new manufacturing plant in Tongchuan City (“Tongchuan Project”), Shaanxi Province, with total budget of RMB 95.0 million (approximately $13.4 million) for construction of the main body of the manufacturing plant, plant decoration and purchase of machinery and equipment. The total budget increased to RMB 114.0 million (approximately $16.0 million) on July 2, 2021 due to increased material and labor cost, as well as longer construction period caused by COVID-19 pandemic. The construction of Tongchuan Project was fully completed and put into production in December 2022, of which $10,678,336 and $4,305,847 were transferred to Buildings and Machinery, equipment and furniture, respectively, from CIP as of September 30, 2023.
[2]	Construction-in-progress (“CIP”) represents direct costs of construction incurred for the Company’s manufacturing facilities. On August 16, 2017, the Company’s subsidiary, Xi’an App-Chem Bio (Tech) Co.,Ltd. started to construct a new manufacturing plant in Tongchuan City (“Tongchuan Project”), Shaanxi Province, with total budget of RMB 95.0 million (approximately $13.4 million) for construction of the main body of the manufacturing plant, plant decoration and purchase of machinery and equipment. The total budget increased to RMB 114.0 million (approximately $16.0 million) on July 2, 2021 due to increased material and labor cost, as well as longer construction period caused by COVID-19 pandemic. The construction of Tongchuan Project was fully completed and put into production in December 2022, of which $10,678,336 and $4,305,847 were transferred to Buildings and Machinery, equipment and furniture, respectively, from CIP as of September 30, 2023.